Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Components of Basic Earnings Per Share	Basic earnings per share

	2023		2022		2021
	(In millions of Korean won, except per share data)
Profit attributable to owners of the Parent	₩	132,019	₩	83,162	₩	65,947
Weighted average outstanding shares of common shares	6,948,900		6,948,900		6,948,900
Basic earnings per share	₩	18,999	₩	11,968	₩	9,490